                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13 F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Broadmark Asset Management, LLC
Address: 34 East 58th Street
         Suite 3C
         New York, NY 10022

13F File Number:   28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Crown
Title:   Chief Financial Officer
Phone:   212-980-8765
Signature, Place and Date of Signing

    /s/Jerome Crown       New York, NY          August 1, 2001
    -----------------     ------------------    --------------
    [Signature]           [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a poriton are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number            Name

         28-
         [Repeat as necessary.]

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         104

Form 13F Information Table Value Total:         $78,697
                                                (in thousands)


List of Other Included Managers:                None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.              Form 13F File Number  Name

         None

         [Repeat as necessary.]

                                                          JUN3 29, 2001
                                                            FORM 13-F

   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                      TITLE      CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER       OF CLASS    NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------       --------    ------        ------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----

AOL-TIME WARNER        COM      00184A105        2544      48000   SH        SOLE                NONE      48000
ABBOTT LABORATORIES    COM      002824100         715      14900   SH        SOLE                NONE      14900
ABERCROMBIE & FITCH    CL A     002896207         445      10000   SH        SOLE                NONE      10000
ACTIVISION INC         COM      004930202         565      14400   SH        SOLE                NONE      14400
AIRGAS INC             COM      009363102         357      30000   SH        SOLE                NONE      30000
AMERICAN EXPRESS CO    COM      025816109         559      14400   SH        SOLE                NONE      14400
AMERICAN HOME
  PRODUCTS             COM      026609107         752      12800   SH        SOLE                NONE      12800
AMERICAN
  INTERNATIONAL GROUP  COM      026874107        2295      27000   SH        SOLE                NONE      27000
AMERICAN STANDARD
  COS INC              COM      029712106         325       5400   SH        SOLE                NONE      5400
ANNUITY & LIFE
  RE HOLDINGS          ORD      G03910109         365      10200   SH        SOLE                NONE      10200
ATLANTIC COAST
  AIRLINES HLDG        COM      048396105         486      16200   SH        SOLE                NONE      16200
BARNES & NOBLE INC     COM      067774109         378       9600   SH        SOLE                NONE      9600
BAXTER INTERNATIONAL
  INC                  COM      071813109         333       6600   SH        SOLE                NONE      6600
BERGEN BRUNSWIG CORP   CL A     083739102         340      17700   SH        SOLE                NONE      17700
BLOCK H & R INC        COM      093671105         368       5700   SH        SOLE                NONE      5700
BLOCKBUSTER INC        CL A     093679108         383      21000   SH        SOLE                NONE      21000
BRISTOL MYERS SQUIBB   COM      110122108         988      18900   SH        SOLE                NONE      18900
CAREMARK RX INC        COM      141705103         658      40000   SH        SOLE                NONE      40000
CHICOS FAS INC         COM      168615102         446      15000   SH        SOLE                NONE      15000
CHILDRENS PLACE
  RETAIL STORES        COM      168905107         319      11900   SH        SOLE                NONE      11900
CISCO SYSTEMS INC      COM      17275R102        1270      69800   SH        SOLE                NONE      69800
CITIGROUP INC          COM      172967101         386       7303   SH        SOLE                NONE      7303
COLUMBIA SPORTSWEAR
  CO                   COM      198516106         436       8550   SH        SOLE                NONE      8550
CONCORD EFS INC        COM      206197105         317       6100   SH        SOLE                NONE      6100
CONSTELLATION BRANDS   CL A     21036P108         361       8800   SH        SOLE                NONE      8800
COVANCE INC            COM      222816100         428      18900   SH        SOLE                NONE      18900
CRYOLIFE INC           COM      228903100         380       9300   SH        SOLE                NONE      9300
CSG SYSTEMS INTL INC   COM      126349109         389       6700   SH        SOLE                NONE      6700
CSX CORP               COM      126408103         352       9700   SH        SOLE                NONE      9700


                                4




DAVITA INC             COM      23918K108         382      18800   SH        SOLE                NONE      18800
DELL COMPUTER CORP     COM      247025109         628      24000   SH        SOLE                NONE      24000
DIAGNOSTICS PRODUCTS
  CORP                 COM      252450101         392      11800   SH        SOLE                NONE      11800
DIRECT FOCUS INC       COM      254931108         394       8300   SH        SOLE                NONE      8300
EMC CORP               COM      268648102         585      20000   SH        SOLE                NONE      20000
EBAY INC               COM      278642103         342       5000   SH        SOLE                NONE      5000
ELAN PLC               ADR      284131208         360       5900   SH        SOLE                NONE      5900
ENZON INC              COM      293904108         294       4700   SH        SOLE                NONE      4700
ESC MEDICAL SYSTEMS
  LTD                  ORD      M40868107         415      14400   SH        SOLE                NONE      14400
EXPEDIA INC            COM      302125109         415       8900   SH        SOLE                NONE      8900
FAIR ISAAC & CO INC    COM      303250104         519       8400   SH        SOLE                NONE      8400
FEI CO                 COM      30241L109         390       9500   SH        SOLE                NONE      9500
FIFTH THRID BANCORP    COM      316773100         312       5200   SH        SOLE                NONE      5200
FLEMING COS INC        COM      339130106         475      13300   SH        SOLE                NONE      13300
FLOWSERVE CORP         COM      34354P105         424      13800   SH        SOLE                NONE      13800
FOREST LABS INC                 345838106         341       4800   SH        SOLE                NONE      4800
GENERAL ELECTRIC CO    COM      369604103        4007      82200   SH        SOLE                NONE      82200
GENZYME GENERAL        COM      372917104         476       7800   SH        SOLE                NONE      7800
GILEAD SCIENCES INC    COM      375558103         407       7000   SH        SOLE                NONE      7000
GRACO INC              COM      384109104         366      11100   SH        SOLE                NONE      11100
HARRAHS ENTERTAINMENT
  INC                  COM      413619107         342       9700   SH        SOLE                NONE      9700
HOME DEPOT INC         COM      437076102        1159      24900   SH        SOLE                NONE      24900
HORMEL FOODS CORP      COM      440452100         365      15000   SH        SOLE                NONE      15000
HUANENG POWER          SPON
  INTL INC             ADR N    443304100         410      17000   SH        SOLE                NONE      17000
IDEC PHARMACEUTICALS
  CORP                 COM      449370105         460       6800   SH        SOLE                NONE      6800
ISHARES TR             RUSSELL
                       1000GRW  464287614        7645     137000   SH        SOLE                NONE      137000
ISHARES TR             RUSSELL
                       2000     464287655       11413     112000   SH        SOLE                NONE      112000
JOHNSON & JOHNSON      COM      478160104        1490      29800   SH        SOLE                NONE      29800
JONES APPAREL GROUP
  INC                  COM      480074103        1763      40800   SH        SOLE                NONE      40800
KING PHARMACEUTICALS
  INC                  COM      495582108         344       6400   SH        SOLE                NONE      6400
LANDS END INC          COM      515086106         341       8500   SH        SOLE                NONE      8500
LILLY ELI & CO         COM      532457108         407       5500   SH        SOLE                NONE      5500
LOEWS CORP             COM      540424108         374       5800   SH        SOLE                NONE      5800
MANOR CARE INC         COM      564055101         537      16900   SH        SOLE                NONE      16900
MEDTRONIC INC          COM      585055106         525      11400   SH        SOLE                NONE      11400
METRO ONE
  TELECOMMUNICATIONS   COM      59163F105         389       6000   SH        SOLE                NONE      6000
MICROSEMI CORP         COM      595137100         412       5800   SH        SOLE                NONE      5800
MINNESOTA MINING
  & MFG                COM      604059105         491       4300   SH        SOLE                NONE      4300
NASDAQ 100 TRUST       UNIT SER 1631100104       1371      30000   SH        SOLE                NONE      30000



                                5




NATIONAL PROCESSING
  INC                  COM      637229105         358      12800   SH        SOLE                NONE      12800
NEW YORK COMMUNITY
  BANCORP              COM      649445103         437      11600   SH        SOLE                NONE      11600
NVIDIA CORP            COM      67066G104         352       3800   SH        SOLE                NONE      3800
O REILLY AUTOMOTIVE
  INC                  COM      686091109         379      13200   SH        SOLE                NONE      13200
OAKLEY INC             COM      671802106         305      16500   SH        SOLE                NONE      16500
ORACLE CORP            COM      68389X105        1222      64300   SH        SOLE                NONE      64300
PEOPLESOFT INC         COM      712713106         492      10000   SH        SOLE                NONE      10000
PEROT SYSTEMS CORP     CL A     714265105         376      20800   SH        SOLE                NONE      20800
PFIZER INC             COM      717081103        2307      57600   SH        SOLE                NONE      57600
PITTSTON COMPANY       COM
                       BRINKS
                       GRP      725701106         334      15000   SH        SOLE                NONE      15000
PIXAR                  COM      725811103         322       7900   SH        SOLE                NONE      7900
PROGRESSIVE CORP OHIO  COM      743315103         365       2700   SH        SOLE                NONE      2700
PROTEIN DESIGNS LABS
  INC                  COM      74369L103         460       5300   SH        SOLE                NONE      5300
QUALCOMM INC           COM      747525103         503       8600   SH        SOLE                NONE      8600
QUEST DIAGNOSTICS INC  COM      74834L100         599       8000   SH        SOLE                NONE      8000
QWEST COMMUNICATIONS
  INTL INC             COM      749121109         542      17000   SH        SOLE                NONE      17000
R H DONNELLEY CORP     COM NEW  74955W307         365      11400   SH        SOLE                NONE      11400
RENT A CENTER INC NEW  COM      76009N100         368       7000   SH        SOLE                NONE      7000
RICHMOND CNTY FINL
  CORP                 COM      764556106         435      11600   SH        SOLE                NONE      11600
ROPER INDUSTRIES
  INC NEW              COM      776696106         392       9400   SH        SOLE                NONE      9400
SCHERING PLOUGH CORP   COM      806605101         257       7100   SH        SOLE                NONE      7100
SICOR INC              COM      825846108         439      19000   SH        SOLE                NONE      19000
SOVEREIGN BANCORP      COM      845905108         351      27000   SH        SOLE                NONE      27000
STANCORP FINL GROUP
  INC                  COM      852891100         408       8600   SH        SOLE                NONE      8600
SUN MICROSYSTEMS INC   COM      866810104         442      28100   SH        SOLE                NONE      28100
SYNOPSYS INC           COM      871607107         813      16800   SH        SOLE                NONE      16800
TARO PHARMACEUTICALS
  IND LTD              ORD      M8737E108         394       4500   SH        SOLE                NONE      4500
TEXAS INSTRUMENTS
  INC                  COM      882508104         657      20600   SH        SOLE                NONE      20600
THQ INC                COM NEW  872443403         352       5900   SH        SOLE                NONE      5900
VERITAS SOFTWARE CO    COM      923436109         233       3500   SH        SOLE                NONE      3500
WAL MART STORES INC    COM      931142103        1283      26300   SH        SOLE                NONE      26300
WASTE MANAGEMENT INC   COM      94106L109         361      11700   SH        SOLE                NONE      11700
WFS FINANCIAL INC      COM      92923B106         363      11800   SH        SOLE                NONE      11800
WHIRLPOOL CORP         COM      963320106         344       5500   SH        SOLE                NONE      5500
WMS INDS INC           COM      929297109         479      14900   SH        SOLE                NONE      14900
WOODWARD GOVERNOR CO   COM      980745103         506       6000   SH        SOLE                NONE      6000
                                    Total      $78697
                                       (in thousands)


                                6
02915001.aa2